AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 6, 1997.

                        1933 ACT REGISTRATION NO. 2-99810
                       1940 ACT REGISTRATION NO. 811-4391

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933                            /x/
                         PRE-EFFECTIVE AMENDMENT NO.                         / /
                       POST-EFFECTIVE AMENDMENT NO. 27                       /x/

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                        /x/
                                AMENDMENT NO. 25

                              THE PBHG FUNDS, INC.
               --------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 32 SOUTH STREET
                            BALTIMORE, MARYLAND 21202
               -------------------------------------------------
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 443-0051

                                HAROLD J. BAXTER
                        PILGRIM BAXTER & ASSOCIATES, LTD.
                               1255 DRUMMERS LANE
                                    SUITE 300
                         WAYNE, PENNSYLVANIA 19087-1590
                     ---------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

JANE A. KANTER, ESQ.                          JOHN M. ZERR, ESQ.
KATTEN MUCHIN & ZAVIS                         GENERAL COUNSEL
1025 THOMAS JEFFERSON STREET, N.W.            PILGRIM BAXTER & ASSOCIATES, LTD.
EAST LOBBY, SUITE 700                         1255 DRUMMERS LANE
WASHINGTON, D.C. 20007                        SUITE 300
                                              WAYNE, PENNSYLVANIA 19087-1590

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b)
-------
         on May 1, 1996 pursuant to paragraph (b)
-------
         60 days after filing pursuant to paragraph (a)
-------
         on [date] pursuant to paragraph (a) of Rule 485
-------
   x     75 days after filing pursuant to paragraph (a)
-------

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of common stock is being registered by this Registration Statement. Registrant's Rule 24f-2 Notice for its most recent fiscal year will be filed on or before May 30, 1997.

                              THE PBHG FUNDS, INC.
                       PBHG Strategic Small Cap Value Fund
                               (PBHG Class Shares)

                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

         Cover Sheet
         Contents of Registration Statement
         Cross Reference Sheet
         Part A - Prospectus
         Part B - Statement of Additional Information
         Part C - Other Information
         Signature Page
         Exhibits


                              THE PBHG FUNDS, INC.
                            PBHG Small Cap Value Fund
                               (PBHG Class Shares)
                              CROSS REFERENCE SHEET
                         POST-EFFECTIVE AMENDMENT NO. 27


 PART A.  Item No. and Captions                         Caption in Prospectus
      1.  Cover Page                                    Cover Page

      2.  Synopsis                                      Summary

      3.  Condensed Financial Information               Not Applicable

      4.  General Description of Registrant             The Fund and the Portfolio; Investment
                                                        Objectives and Policies; General
                                                        Investment Policies and Strategies; Risk
                                                        Factors; Investment Limitations; General
                                                        Information--The Fund

      5.  Management of the Fund                        General Information--Directors of the
                                                        Fund; General Information--The
                                                        Adviser and Sub-Adviser; General
                                                        Information--The Administrator and
                                                        Sub-Administrator; General Information
                                                        --The Transfer Agent and Sub-Transfer
                                                        Agents; General Information--The
                                                        Distributor

      6.  Capital Stock and Other Securities            General Information--Voting Rights;
                                                        General Information--Dividends and
                                                        Distributions; Taxes

      7.  Purchase of Securities Being Offered          How to Purchase Fund Shares; How to
                                                        Redeem Fund Shares; Share Price

      8.  Redemption or Repurchase                      How to Purchase Fund Shares; How to
                                                        Redeem Fund Shares; Share Price

      9.  Pending Legal Proceedings                     Not Applicable

 PART B.  Item No. and Captions                         Caption in Statement of Additional
                                                        Information

     10.  Cover Page                                    Cover Page

     11.  Table of Contents                             Table of Contents

     12.  General Information and History               The Fund

     13.  Investment Objectives and Policies            Description of Permitted Investments;
                                                        Investment Limitations; Description of
                                                        Shares

     14.  Management of the Registrant                  Directors and Officers of the Fund; The
                                                        Administrator

     15.  Control Persons and Principal Holders of      Directors and Officers of the Fund
          Securities

     16.  Investment Advisory and Other Services        The Adviser and Sub-Adviser; The
                                                        Administrator and Sub-Administrator;
                                                        The Distributor

     17.  Brokerage Allocation                          Portfolio Transactions

     18.  Capital Stock and Other Securities            Description of Shares

     19.  Purchase, Redemption, and Pricing of          Purchase and Redemption of Shares;
          Securities Being Offered                      Determination of Net Asset Value

     20.  Tax Status                                    Taxes

     21.  Underwriters                                  The Distributor

     22.  Calculation of Yield Quotations               Computation of Yield; Calculation of
                                                        Total Return

     23.  Financial Statements                          Not Applicable


  PART C Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.


This Amendment does not delete, amend, or supersede any information contained in the Registration Statement or in any previously filed post-effective amendment to the Registration Statement (whether effective or not), except to the extent provided herein.

                              THE PBHG FUNDS, INC.
                                PBHG CLASS SHARES

                         PROSPECTUS DATED APRIL 22, 1997


The PBHG Funds, Inc. (the "Fund") is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers PBHG Class Shares of the following portfolio ("Portfolio"):

                           o        PBHG Small Cap Value Fund

This Prospectus sets forth concisely the information about the Fund and the Portfolio that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated April 22, 1997 has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling 1-800-433-0051. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


----------------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS
-----------------------------------------------------------    -------------------------------------------------------------
Summary....................................................     How to Purchase Fund Shares.................................
Expense Summary............................................     Shareholder Services........................................
Financial Highlights.......................................     How to Redeem Fund Shares...................................
The Fund and the Portfolio.................................     Share Price.................................................
Investment Objectives and Policies.........................     Performance Advertising.....................................
General Investment Policies and Strategies.................     Taxes.......................................................
Risk Factors...............................................     General Information.........................................
Investment Limitations.....................................     Glossary of Permitted Investments...........................
----------------------------------------------------------------------------------------------------------------------------


SUMMARY

    The PBHG Funds, Inc. (the "Fund") is an open-end management investment company which provides a convenient way to invest in professionally managed diversified portfolios of securities. This summary provides basic information about the PBHG Small Cap Value Fund ("Small Cap Value Fund" or "Portfolio"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

    What are the Investment Objectives, Program and Policies of the Portfolio? The Small Cap Value Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of common stocks with market capitalizations in the range of companies represented in the Russell 2000 Index which are considered to be relatively undervalued based on certain proprietary measures of value.

    What Are The Principal Risks Involved With An Investment In The Portfolio? The Portfolio invests in securities that fluctuate in value, and investors should expect the Portfolio's net asset value per share to fluctuate. The Portfolio may invest in stocks and convertible securities that may be traded in the over-the-counter market. Some of these securities may not be as liquid as exchange-listed stocks. In addition, because the Portfolio invests extensively in the securities of small capitalization companies it may experience greater price volatility than an investment company that invest primarily in more established, larger capitalized companies. The Portfolio may invest in equity securities of non-U.S. issuers, which are subject to certain risks not typically associated with domestic securities. Such risks include changes in currency rates and in exchange control regulations, costs associated with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity, less government supervision of securities markets, changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits. The Portfolio also may enter into futures contracts, which are subject to special risks. Such risks include the potential of imperfect correlation between the change the in value of a futures contract purchased or sold and the market value of the securities held by the Portfolio and the risk that the Portfolio may not be able to close out a particular futures contract because of a lack of a liquid secondary market in such futures contract. See "Investment Objectives and Policies", "Risk Factors" and "Glossary of Permitted Investments."

    Who Are The Adviser and Sub-Adviser? Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to the Portfolio. Newbold's Asset Management, Inc. ("Sub-Adviser") serves as the investment sub-adviser to the Portfolio. Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. are collectively referred herein as "Advisers". See "Expense Summary," "The Adviser" and "The Sub-Adviser."

    Who Are The Administrator And Sub-Administrator? PBHG Fund Services serves as the administrator of the Fund, and SEI Fund Resources, an affiliate of the Fund's distributor, serves as sub-administrator of the Fund. See "The Administrator and Sub-Administrator."

    Who Are The Transfer Agent And Sub-Transfer Agents? DST Systems, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent of the Fund. The Fund may also pay amounts to certain third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. See "The Transfer Agent And Sub-Transfer Agents."

    Who Is the Distributor? SEI Financial Services Company provides the Fund with distribution services. See "The Distributor."

    Is There A Sales Load? No, PBHG Class Shares of the Portfolio are offered on a no-load basis.

    Is There A Minimum Initial Investment? The Portfolio has a minimum initial investment of $2,500 for regular accounts and $2,000 for IRAs.

    How Do I Purchase And Redeem Shares? Purchases and redemptions may be made through the Transfer Agent on any day on which the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of theBusiness Day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment by check or readily available funds prior to 4:00 p.m., Eastern time for the Portfolio. Redemption orders placed with the Transfer Agent prior to 4:00 p.m., Eastern time for the Portfolio on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. Purchases and redemptions also may be made through certain broker-dealers and other financial institutions. The Fund also offers a Systematic Investment Plan and a Systematic Withdrawal Plan. See "Shareholder Services."


EXPENSE SUMMARY

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in PBHG Class Shares of the Portfolio.


SHAREHOLDER TRANSACTION EXPENSES

================================================================================
                              Small Cap Value Fund
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases                             None

Sales Load Imposed on Reinvested Dividends                  None

Deferred Sales Load                                         None

Redemption Fees (1)                                         None

Exchange Fees                                               None
================================================================================

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. A minimum account charge of $6.00 will be imposed quarterly on accounts that fall below the minimum account size of $1,000 as a result of shareholder redemptions.

Annual Operating Expenses
(as a percentage of average net assets)

================================================================================
                              Small Cap Value Fund
--------------------------------------------------------------------------------
Advisory Fees                                            1.00%

12b-1 Fees                                                None

Other Expenses                                           .50%

Total Operating Expenses                                1.50%
================================================================================

The Adviser has agreed to waive or limit its Advisory Fees or assume Other Expenses in an amount that operates to limit annual operating expenses of the Portfolio to not more than 1.50% of the average daily net assets of the Portfolio. Such waiver of Advisory Fees or assumptions of Other Expenses by the Adviser is subject to a possible reimbursement by the Portfolio in future years if such reimbursement can be achieved within the foregoing annual expense limit. Nevertheless, based on average assets of at least $50 million during the Portfolio's first year of operations, it is not expected that the Adviser will need to waive or limit its Advisory Fees or to assume Other Expenses of the Portfolio.

Example

================================================================================
                                  Portfolio                 1 years      3 year
================================================================================
An investor in the Portfolio      Small Cap Value Fund        $15          $47
would pay the following
expenses on a $1,000
investment assuming (1) 5%
annual return, and (2)
redemption at the end of
each time period.

================================================================================

This example is based upon estimated other expenses of the Portfolio, as set forth in the "Annual Operating Expenses" table above. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The purposes of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Portfolio. See "The Adviser," "The Sub-Adviser" and "The Administrator and Sub-Administrator."


THE FUND AND THE PORTFOLIO

The Fund is an open-end investment company that currently offers shares in thirteen separate series. This Prospectus relates solely to the PBHG Class Shares for the Small Cap Value Fund. Each share of the Portfolio represents an undivided interest in the Portfolio. The Fund's shares are currently divided into two classes of shares (PBHG Class and Trust Class) having such preferences and special or relative rights and privileges as the Board of Directors determines. Only the Fund's PBHG Class Shares are offered by this Prospectus. Trust Class Shares are generally subject to the same expenses as the PBHG Class Shares but also bear a Rule 12b-1 shareholder servicing fee of 0.25% of the average daily net assets attributable to its shares. The Trust Class Shares are not currently available for the Portfolio. Additional information pertaining to the Fund may be obtained in writing from the Fund's transfer agent, DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534, or by calling 1-800-433-0051.

INVESTMENT OBJECTIVES AND POLICIES

The Small Cap Value Fund seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of common stocks of small companies with market capitalizations in the range of companies represented in the Russell 2000 Index which are considered to be relatively undervalued based on certain proprietary measures of value.

The current market capitalization of companies in the Russell 2000 Index is typically between $100 million and $1.5 billion. It is expected that securities purchased by the Portfolio will typically exhibit lower price/earnings and price/book value ratios than the average of those in the Russell 2000 Index. Under normal circumstances, the Portfolio will be structured taking into account the economic sector weightings of the Russell 2000 Index, with the Portfolio's sector weightings normally within 10% of the sector weightings of that Index.

In selecting investments for the Portfolio, the Advisers emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value: the relationship of a company's potential earnings power to its current stock price; current dividend income and the potential for current dividends; low price/earnings ratio relative to other similar companies; strong competitive advantages, including a recognized brand or trade name or niche market position; sufficient resources for expansion; capability of management; and favorable overall business prospects. The Portfolio may invest in common stocks of companies that are considered to be financially sound and attractive investments based on their operating history, but which may be experiencing temporary earnings declines due to adverse economic conditions that may be company or industry specific or due to unfavorable publicity. The Portfolio may invest in such companies when the Adviser and Sub-Adviser believe that those companies will react positively to changing economic conditions or that such companies have taken or are expected to take actions designed to improve their financial fundamentals or to otherwise increase the market price of their securities. The utilization of a valuation approach may result in investment selections that may be out-of-favor or counter to those of other investors. However, such an approach may also produce significant capital appreciation.

In addition to the Portfolio's primary investment (i.e., 65% of its total assets) in common stocks of undervalued small capitalization companies, the Portfolio may also invest in other equity securities (i.e., preferred stocks, warrants and securities convertible into or exchangeable for common stocks) of such small capitalization issuers. The Portfolio may also utilize futures contracts (i.e., purchase and sell futures contracts) to the extent that (i) aggregate initial margin deposits to establish other than "bona fide hedging" positions does not exceed 5% of Portfolio's net assets and (ii) the total market value of securities underlying all futures contracts does not exceed 50% of the value of the Portfolio's total assets. In addition, the Portfolio may invest up to 15% of its net assets in restricted or illiquid securities. This limitation does not include any Rule 144A security that has been determined to be liquid pursuant to procedures established by the Board. The Portfolio may use high-quality money market investments or short-term bonds to reduce downside volatility during uncertain or declining market conditions and, for temporary defensive purposes, may invest in money market securities or short-term bonds without limitation. See "General Investment Policies and Strategies -- Temporary Defensive Positions" below for a fuller description.

The securities in which the Portfolio invests normally will be traded in the United States or Canada on a registered securities exchange or established over-the-counter market. The Portfolio may invest up to 15% of its total asset in securities of foreign issuers, including American Depositary Receipts ("ADRs") and other similar instruments. In addition, the Portfolio may purchase securities on a when-issued or delayed delivery basis.

See "Risk Factors" and "Glossary of Permitted Investments" in this Prospectus for a fuller description of the Portfolio's permitted investments and their risks.

There can be no assurance that the Portfolio will be able to achieve its investment objective.

GENERAL INVESTMENT POLICIES AND STRATEGIES

Investment Process

The investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value Fund, the Sub-Adviser first creates a universe of companies each of whose current share price is low in relation to its real worth or future prospects. Using custom designed research models and proprietary software, which incorporate certain key elements of value investing (such as consistency of dividend payment, balance sheet strength and, low stock price relative to its assets, earnings, cash flow and business franchise), the Sub-Adviser screens more than 8,000 possible companies and creates an initial universe of statistically attractive value companies. Following the creation of this universe of possible investments, the Sub-Adviser uses its strong fundamental research capabilities to carefully identify securities that are currently out of favor but which have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value. Once constructed, portfolios are continually monitored for change. The Sub-Adviser follows a disciplined valuation approach that requires it to sell any portfolio security that becomes overvalued relative to the market. Sales of portfolio securities are primarily triggered by the relative change in a company's price/earnings ratio. Adverse changes in other key value elements are, of course, factors that would also trigger a sale. Of course, there can be no assurance that use of these techniques will be successful.

Portfolio Turnover

Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. It is expected that under normal market conditions, the annual portfolio turnover rates for the Portfolio may exceed 200%. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolio. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. In addition, high rates of portfolio turnover may adversely affect the Portfolio's status as a "regulated investment company" ("RIC") under Section 851 of the Internal Revenue Code of 1986, as amended ("Code").

Temporary Defensive Positions

Under normal market conditions, the Portfolio expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Advisers determine that market conditions warrant, the Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"); repurchase agreements involving such securities; and, to the extent permitted by applicable law and the Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities. To the extent the Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective. See "Glossary of Permitted Investments" and the Statement of Additional Information for further information about such investments.


RISK FACTORS

Small Capitalization Stocks

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in the Portfolio may be more suitable for long-term investors who can bear the risk of these fluctuations. The Portfolio invests primarily in securities issued by small capitalization companies. While the Advisers intend to invest in small capitalization companies that have strong balance sheets and favorable business prospects, any investment in small capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

Over-The-Counter Market

The Portfolio may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Portfolio invest may not be as great as that of other securities and if the Portfolio were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Foreign Securities

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

For additional information regarding permitted investments for the Portfolio, and their risks see "Glossary of Permitted Investments" and the Statement of Additional Information.

Futures Contracts

The primary risks associated with the use of futures contracts are: (i) imperfect correlations between the change in market value of the securities held by the Portfolio and the prices of futures contracts purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position, which could have an adverse impact on the Portfolio's ability to execute futures and options strategies.

INVESTMENT LIMITATIONS

The investment objective of the Portfolio, the investment limitations set forth below and certain investment limitations contained in the Statement of Additional Information are fundamental policies of the Portfolio. The Portfolio's fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio, as a fundamental policy, may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry.

3. Borrow money except for temporary or for emergency purposes and then only in an amount not exceeding 33 1/3% of the value of the Portfolio's total assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

The foregoing percentages will apply at the time of the purchase of a security.


HOW TO PURCHASE FUND SHARES

You may purchase shares of the Portfolio directly through DST Systems, Inc. ("DST" or the "Transfer Agent"). Purchases of shares of the Portfolio may be made on any Business Day. Shares of the Portfolio are offered only to residents of states in which such shares are eligible for purchase.

You may place orders by mail, wire or telephone if you have elected the Telephone Purchase Authorization option on your Account Application. If market conditions are extraordinarily active, or if severe weather or other emergencies exist, and you experience difficulties placing orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.

You may also purchase shares of the Portfolio through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Portfolio. Such financial institutions may charge you a fee for this service in addition the Portfolio's public offering price.

Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expenses for acting upon wire instruction or upon telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

The Portfolio reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser and Sub-Adviser may from time to time recommend to the Board of Directors of the Fund that the Portfolio, which invests extensively in such companies, indefinitely discontinue the sale of its shares to new investors (other than directors, officers and employees of the Adviser, Sub-Adviser and its affiliated companies). In such event, the Board of Directors would determine whether such discontinuance is in the best interests of the Portfolio and its shareholders.

Minimum Initial Investment

The minimum initial investment for the Small Cap Value Fund is $2,500 for regular accounts and $2,000 for IRAs. There is no minimum for subsequent purchases except for those (1) using the Systematic Investment Plan or (2) electing to purchase additional shares by telephone. The Distributor may waive the minimum at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Fund's Systematic Investment Plan and by Telephone Purchase Authorization must be at least $25 and $1,000, respectively.

Initial Purchases By Mail

An account may be opened by mailing a check or other negotiable bank draft payable to -- PBHG Small Cap Value Fund -- for $2,500 or more for regular accounts and $2,000 for IRAs, together with a completed Account Application to:
The PBHG Funds, Inc. c/o DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534. The Fund will not accept third party checks, i.e., a check not payable to any Portfolio for initial or subsequent investments.

Additional Purchases By Phone (Telephone Purchase Authorization)

If you have made this election you may purchase additional shares by telephoning the Transfer Agent at 1-800-433-0051. The telephone purchase authorization is an election available on the account application. The minimum telephone purchase is $1,000, and the maximum is five times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the offering price next computed after the receipt of the call by the Transfer Agent. Payment for the telephone purchase must be received by the Transfer Agent within seven days. If payment is not received within seven days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Initial Purchase By Wire

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of the Portfolio by requesting your bank to transmit funds by wire transfer. Before making an initial investment by wire, you must first telephone 1-800-433-0051 to receive an Application and to be assigned an account number. The Account Application must be received prior to receipt of the wire. Your name, account number, taxpayer identification number or Social Security Number, and address must be specified in the wire. All wires must be received by 4:00 p.m. Eastern time to be effective on that day. In addition, an original Account Application should be promptly forwarded to: DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534. All wires must be sent as follows: United Missouri Bank of Kansas City, N.A.; ABA #10-10-00695; for Account Number 98705-23469; Further Credit: PBHG Small Cap Value Fund.

Additional Purchases By Wire

Additional investments may be made at any time through the wire procedures described above, which must include your name and account number. Your bank may impose a fee for investments by wire.

Purchases by ACH

If you have made this election, shares of the Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the bank information section on the Account Application and attach a voided check or deposit slip to the Account Application. This option must be established on your account at least 15 days prior to you initiating an ACH transaction.

General Information Regarding Purchases

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment before 4:00 p.m., Eastern time for the Portfolio. Payment may be made by check or readily available funds. The purchase price of shares of the Portfolio is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolio.

In order for your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time for the Portfolio and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interests of the Fund or its shareholders to accept such order.

SHAREHOLDER SERVICES

Shareholder Inquiries And Services Offered

If you have any questions about the Portfolio or the shareholder services described below, please call the Fund at 1-800-433-0051. Written inquiries should be sent to DST SYSTEMS, INC., P.O. BOX 419534, Kansas City, Missouri 64141-6534. The Fund reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Transfer Agent receives your notification to discontinue such service(s) at least ten days before the next scheduled investment or withdrawal date.

Systematic Investment And Systematic Withdrawal Plans

For your convenience, the Fund provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) Systematic Investment Plan. The Systematic Investment Plan is a convenient way for you to purchase shares in the Portfolio at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Portfolio despite their fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Portfolio. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when the Portfolio's net asset value is relatively low and fewer shares being purchased when the Portfolio's net asset value is relatively high, thereby helping to decrease the average price of your shares.

Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction per Portfolio) from your designated checking or savings account. Your systematic investment in the Portfolio designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) Systematic Withdrawal Plan. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Portfolio. The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Portfolio to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. This Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account. In order to start this Plan, you must have a minimum balance of $2,500 in any account utilizing this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

Exchange Privileges

Once payment for your shares has been received (i.e., an account has been established), you may exchange some or all of your shares for shares other portfolios of the Fund currently available for investment by new investors. However, if you own shares of any portfolio of the Fund other than the PBHG Cash Reserves Fund, you are limited to four (4) exchanges annually from such portfolio to the PBHG Cash Reserves Fund. Exchanges are made at net asset value. The Fund reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty days' notice. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Transfer Agent.

Tax-Sheltered Retirement Plans

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and Corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.

(1) Individual Retirement Accounts ("IRAs"). You may save for your retirement and shelter your investment income from current taxes by either: (a) establishing a new IRA; or (b) "rolling-over" to the Fund monies from other IRA accounts or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use an IRA to invest up to $2,000 per year of your earned income in the Portfolio. You may also invest up to $250 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to IRA investors. If you maintain IRA accounts in more than one portfolio of the Fund, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline.

(2) SEP-IRAs. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(3) 401(a) Keogh and Corporate Retirement Plans. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners, and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(4) 401(k) Plans. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Portfolio on a tax-deferred basis in order to help them meet their retirement needs.

(5) 403(b) Plans. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

Other Special Accounts

The Fund also offers the following special accounts to meet your needs:

(1) Uniform Gift to Minors/Uniform Transfers to Minors. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors with the Fund you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(2) Custodial and Fiduciary Accounts. The Fund provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please call toll free at 1-800-433-0051. Retirement investors may, however, wish to consult with their own tax counsel or adviser.


HOW TO REDEEM FUND SHARES

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time for the Portfolio on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days.

You may also redeem shares of the Portfolio through certain broker-dealers and other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern Time for the Portfolio and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" above. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's net asset value per share.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH wire transfer.

By Mail

There is no charge for having a check for redemption proceeds mailed.

By Telephone

Redemption orders may be placed by telephone provided that this option has been elected. Shares held in IRA accounts are not eligible for this option and must be redeemed by written request. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If reasonable procedures are not employed, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions.

If market conditions are extraordinarily active, or other extraordinary circumstances exist and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.

By Wire

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of the Portfolio by Federal Reserve wire on federal holidays restricting wire transfers.

By ACH

The Fund does not charge for ACH transactions; however, such transactions will not be posted to your bank account until the second Business Day following the transaction. In order to process a redemption by ACH, banking information must be established on your account at least 15 days prior to initiating an ACH transaction. A voided check or deposit slip must accompany requests to establish this option.

Signature Guarantees

A signature guarantee is a widely accepted way to protect you by verifying the signature on certain redemption requests. The Fund requires signature guarantees to be provided in the following circumstances: (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds; and (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. The Fund does not accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Minimum Account Size

Due to the relatively high cost of maintaining smaller accounts, the Fund will impose a $6.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below $1,000 for the Small Cap Value Fund. You will be allowed at least sixty (60) days, after notice by the Fund, to make an additional investment to bring your account value up to at least $1,000 before the $6.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The $6.00 minimum account charge will be imposed quarterly on any such account until the account is brought up to the minimum account size.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.


SHARE PRICE

The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on any Business Day. The net asset value per share of the Portfolio is listed under PBHG in the mutual fund section of most major daily newspapers, including the Wall Street Journal.


PERFORMANCE ADVERTISING

From time to time, the Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. For the Portfolio, yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of the Portfolio refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. The Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Portfolio may quote various measures of volatility and benchmark correlation in advertisements and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

The performance of the Fund's Trust Class shares may be lower than that of the Fund's PBHG Class Shares because of the additional Rule 12b-1 shareholder servicing expenses charged to Trust Class Shares.


TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, you are urged to consult your tax advisor regarding specific questions as to federal, state and local income taxes. See the Statement of Additional Information for further information.

Tax Status of the Portfolio

The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded a RIC under Subchapter M of the Code. So long as the Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions

The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Dividends from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Portfolio (such as U.S. Treasury STRIPS, defined in "Glossary of Permitted Investments" below) are sold with original issue discount and thus do not make periodic cash interest payments. The Portfolio will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Advisers would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from the Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in your particular state.

Dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Tax Treatment of Transactions

Each sale, exchange or redemption of the Portfolio's shares is a taxable event to the shareholder.

Income derived by the Portfolio from securities of foreign issuers may be subject to foreign withholding taxes.


GENERAL INFORMATION

The Fund

The Fund, an open-end management investment company, was originally incorporated in Delaware in 1985 under the name PBHG Growth Fund, Inc. Effective July 31, 1992, the Fund was reorganized as a Maryland corporation pursuant to an Agreement and

Articles of Merger which was approved by Fund shareholders on July 21, 1992. On September 8, 1993, the Fund's shareholders voted to change the name of the Fund to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the Fund's shareholders voted to change the name of the Fund to The PBHG Funds, Inc. All consideration received by the Fund for shares of the Portfolio and all assets of the Portfolio belong to the Portfolio and would be subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

The Portfolio pays its respective expenses relating to its operation, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

The Adviser

Pilgrim Baxter & Associates, Ltd. is a professional investment management firm and registered investment adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of the Adviser is United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services and acquiring institutional investment management firms. UAM's corporate headquarters are located at One International Place, Boston, Massachusetts 02110. The Adviser currently has discretionary management authority with respect to over $15 billion in assets. In addition to advising the Portfolio, the Adviser provides advisory services to the Fund's other portfolios and to pension and profit-sharing plans, charitable institutions, corporations, individual investors, trusts and estates, and other investment companies. The principal business address of the Adviser is 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087.

The Adviser serves as the investment adviser to the Portfolio under an investment advisory agreement with the Fund (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser either continuously reviews, supervises and administers the investment program of the Portfolio, which includes managing and selecting investments, or oversees the investment management of the Portfolio by the Portfolio's Sub-Adviser, subject to the supervision of, and policies established by, the Board of Directors of the Fund.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Small Cap Value Fund. The advisory fee paid by the Portfolio is higher than those paid by most investment companies, although the Adviser believes the fee to be comparable to that paid by investment companies with similar investment objectives and policies.

The Sub-Adviser

Newbold's Asset Management, Inc., 950 Haverford Road, Bryn Mawr, Pennsylvania, is a registered investment adviser that was formed in 1940. As with the Adviser, the controlling shareholder of the Sub-Adviser is UAM. The Sub-Adviser currently has discretionary management authority with respect to over $5 billion in assets. In addition to advising the Portfolio, the Sub-Adviser provides advisory services to pension and profit-sharing plans, charitable institutions, trusts, estates and other investment companies.

The Sub-Adviser serves as the investment sub-adviser for the Portfolio pursuant to a sub-advisory agreement with the Fund and the Adviser ("Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, the Sub-Adviser manages the investments of the Portfolio, selects investments and places all orders for purchases and sales of the Portfolio's securities, subject to the general supervision of the Board of Directors of the Fund and the Adviser.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement for the Small Cap Value Fund, the Sub-Adviser is entitled to receive from the Adviser a fee with respect to the Portfolio which is computed daily and paid monthly at an annual rate of .30% of the average daily net assets of the Small Cap Value Fund.

Portfolio Manager

Gary D. Haubold, CFA, has managed the PBHG Small Cap Value Fund since its inception. Mr. Haubold joined the Sub-Adviser in January 1997. Prior to joining the Sub-Adviser, Mr. Haubold was employed by Miller Anderson & Sherrerd ("MAS") from 1993 until January 6, 1997. At MAS, Mr. Haubold served as the co-manager of the Mid Cap Value Portfolio of the MAS Fund and the co-manager of the Small Cap Value Portfolio of the MAS Fund ("MAS Small Cap Value Portfolio"). Prior to joining MAS, Mr. Haubold was Senior Vice President of Wood, Struthers & Winthrop.

Although Mr. Haubold co-managed the MAS Small Cap Value Portfolio from June 1, 1993 through January 6, 1997, Mr. Haubold was the person primarily responsible for the day-to-day management of the MAS Small Cap Value Portfolio during that period. During the time that Mr. Haubold managed the MAS Small Cap Value Portfolio, it had an investment objective, policies, and strategies that were substantially similar to those of the PBHG Small Cap Value Fund. The cumulative total return for the MAS Small Cap Value Portfolio from January 1, 1995 through December 31, 1996 was ___.___% as compared to ___.__% for the Russell 2000 Index over the same period. The average annual total returns for the MAS Small Cap Value Portfolio for one-year and since the inception of Mr. Haubold's management of the Portfolio (through December 31, 1996) compared with the performance of the Russell 2000 Index were:

================================================================================
       Year            MAS Small Cap Value Portfolio(1)    Russell 2000 Index(2)
  ended 12/31/96
--------------------------------------------------------------------------------
      1 Year                        __.__%                         __.__%

Since the inception                 __.__%                         __.__%
 of Mr. Haubold's
   management of
   the Portfolio
================================================================================

(1) Average annual total returns reflect changes in share price of the MAS Small Cap Value Portfolio, reinvestment of all dividends and distributions and are net of all fund expenses.

(2) The Russell 2000 Index is an unmanaged index of common stocks generally representative of the small capitalization U.S. stock market. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

Historical performance does not indicate future performance. THE MAS SMALL CAP VALUE PORTFOLIO IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE POTENTIAL PERFORMANCE OF PBHG SMALL CAP VALUE FUND. Share prices and investment returns will fluctuate.

Expense Limitation Agreements

In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"), with respect to the Portfolio, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.50%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expenses rate of the Portfolio to exceed 1.50%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million;
(ii) the Portfolio's total annual expense ratio is less than 1.50%; and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

The Administrator and Sub-Administrator

PBHG Fund Services (the "Administrator") provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Fund. The principal place of business of the Administrator is 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087.

SEI Fund Resources (the "Sub-Administrator"), an indirect wholly-owned subsidiary of SEI Corporation ("SEI") and an affiliate of the Fund's distributor, assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the

Administrator pays the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of the Portfolio with respect to $2.5 billion of the total average daily net assets of the Fund, and a fee at the annual rate of 0.025% of the average daily net assets of the Portfolio with respect to the total average daily net assets of the Fund in excess of $2.5 billion.

The Transfer Agent and Sub-Transfer Agents

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Fund under a transfer agent agreement with the Fund.

From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Fund, delivering on behalf of the Fund proxy statements, annual reports, updated Prospectuses, other communications regarding the Fund, and related services as the Fund or the beneficial owners may reasonably request. In such cases, the Fund will not compensate such third parties at a rate that is greater than the rate the Fund is currently paying the Transfer Agent for providing these services to shareholders investing directly in the Fund.

The Distributor

SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, a wholly-owned subsidiary of SEI, provides the Fund with distribution services. No compensation is paid to the Distributor for distribution services for the PBHG Class Shares of the Portfolio.

Directors of the Fund

The management and affairs of the Fund are supervised by the Board of Directors under the laws of the State of Maryland. The Directors have approved agreements under which, as described above, certain companies provide essential management services to the Fund.

Voting Rights

Each share held entitles the shareholder of record to one vote. Shareholders of the Portfolio will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all portfolios of the Fund will be voted on only by shareholders of the affected portfolios. Shareholders of all portfolios of the Fund will vote together on matters affecting the Fund generally, such as the election of Directors or selection of accountants. Shareholders of the PBHG Class of the Fund will vote separately on matters relating solely to the PBHG Class and not on matters relating solely to the Trust Class of the Fund. As a Maryland corporation, the Fund is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Fund and for the election of Directors under certain circumstances. In addition, a Director may be removed by the remaining Directors or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting

The Fund issues unaudited financial information semi-annually, and audited financial statements annually for the Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries

You may direct inquiries to the Fund by writing to The PBHG Funds, Inc., P.O. Box 419009, Kansas City, Missouri 64141-6009, or by calling 1-800-433-0051.

Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is distributed in the form of annual dividends. If any capital gain is realized, substantially all of it will be distributed by the Portfolio at least annually.

Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next Business Day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least fifteen (15) days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve wire or ACH transfer.

Dividends and distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Counsel and Independent Public Accountants

Katten Muchin & Zavis serves as counsel to the Fund. Coopers & Lybrand, LLP serves as the independent public accountants of the Fund.

Custodian

CoreStates Bank, N.A. ("Custodian"), Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as the custodian for the Portfolio. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

Miscellaneous

As of the date of this Prospectus, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, as the Portfolio's initial shareholder, owned of record or beneficially, all of the outstanding PBHG Class Shares of the Portfolio, and may be deemed to be a controlling person of the Portfolio for purposes of the 1940 Act.


GLOSSARY OF PERMITTED INVESTMENTS

The following is a description of certain permitted investments of the
Portfolio:

American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Bankers' Acceptance -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificate of Deposit -- A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Commercial Paper -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

Convertible Securities -- Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, the Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Derivatives -- Derivatives are securities that derive their value from other securities. The following, among others, may be considered to be derivative securities: futures, convertible securities and "stripped" U.S. Treasury securities (e.g., STRIPS). See elsewhere in this "Glossary of Permitted Investments" for discussions of these various instruments, and see "Investment Objectives and Policies" for more information about the investment policies and limitations applicable to their use.

Futures Contracts -- Futures contracts are derivatives. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, securities index or currency at a specified future time and price. The Portfolio will maintain assets sufficient to meet its obligations under such futures contracts in a segregated margin account with the custodian bank or will otherwise comply with the SEC's position on asset coverage. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in the market and interest rates.

Illiquid Securities -- Securities that cannot be disposed of in the ordinary course of business within seven (7) days at approximately the price at which the Portfolio has valued the security.

Repurchase Agreements -- Agreements by which a person obtains a security and simultaneously commits to return it to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Custodian or its agents will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the purchase price. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Advisers will enter into repurchase agreements on behalf of the Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Directors. Repurchase agreements are considered loans under the 1940 Act, as well as for federal and state income tax purposes.

Restricted Securities -- Securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended ("1933 Act"), or an exemption from registration. The Portfolio may invest in restricted securities that the Advisers determine are not illiquid, based on guidelines and procedures developed and established by the Board of Directors of the Fund. The Board of Directors will periodically review such procedures and guidelines and will monitor the Advisers' implementation of such procedures and guidelines. Under these procedures and guidelines, the Advisers will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. The Portfolio may purchase restricted securities sold in reliance upon the exemption from registration provided by Rule 144A under the 1933 Act. Restricted securities may be difficult to value because market quotations may not be readily available. Because of the restrictions on the resale of restricted securities, they may pose liquidity problems for the Portfolio.

Time Deposit -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. Government Agency Obligations -- Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the

Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

U.S. Government Securities -- Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations -- Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of STRIPS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In some cases, one class will receive all of the interest ("IO class"), while the other class will receive all of the principal ("principal-only" or "PO class"). The yield to maturity on IO classes and PO classes is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the portfolio yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories.

When-Issued and Delayed-Delivery Securities -- When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging the Portfolio's assets. The Portfolio is permitted to invest in the forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Portfolio will maintain liquid assets in such accounts in an amount at least equal in value to the Portfolio's commitments to purchase when-issued securities.

                              THE PBHG FUNDS, INC.

                            PBHG SMALL CAP VALUE FUND


                               INVESTMENT ADVISER:
                        PILGRIM BAXTER & ASSOCIATES, LTD.


This Statement of Additional Information is not a prospectus and relates only to the PBHG Small Cap Value Fund (the "Portfolio"). It is intended to provide additional information regarding the activities and operations of The PBHG Funds, Inc. (the "Fund") and the Portfolio, and should be read in conjunction with the Portfolio's Prospectus dated April 22, 1997. The Prospectus for the Portfolio may be obtained without charge by calling 1-800-431-0051.


                                TABLE OF CONTENTS

THE FUND....................................................................S-
DESCRIPTION OF PERMITTED INVESTMENTS........................................S-
INVESTMENT LIMITATIONS......................................................S-
THE ADVISER.................................................................S-
THE SUB-ADVISER.............................................................S-
THE ADMINISTRATOR AND SUB-ADMINISTRATOR.....................................S-
THE DISTRIBUTOR.............................................................S-
DIRECTORS AND OFFICERS OF THE FUND..........................................S-
COMPUTATION OF YIELD........................................................S-
CALCULATION OF TOTAL RETURN.................................................S-
PURCHASE AND REDEMPTION OF SHARES...........................................S-
DETERMINATION OF NET ASSET VALUE............................................S-
TAXES.......................................................................S-
PORTFOLIO TRANSACTIONS......................................................S-
DESCRIPTION OF SHARES.......................................................S-


April 22, 1997

THE FUND

This Statement of Additional Information relates only to the Fund's PBHG Small Cap Value Fund (the "Portfolio"). The Portfolio is a separate series of The PBHG Funds, Inc. (the "Fund"), which was originally incorporated in Delaware on August 2, 1985, under the name PBHG Growth Fund, Inc., and commenced business shortly thereafter as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 21, 1992, shareholders of the Fund approved an Agreement and Articles of Merger pursuant to which the Fund was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc. On September 8, 1993, the shareholders of the Fund voted to change the name of the Fund to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the shareholders voted to change the Fund's name to The PBHG Funds, Inc. The Fund currently offers shares of twelve other portfolios, i.e., PBHG Growth Fund, PBHG Emerging Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Equity Fund, PBHG International Fund, PBHG Cash Reserves Fund, PBHG Technology & Communications Fund, PBHG Core Growth Fund, PBHG Limited Fund, PBHG Large Cap 20 Fund, PBHG Large Cap Value Fund and PBHG Strategic Small Company Fund through means of separate prospectuses and statements of additional information. The Portfolio is a separate mutual fund, and each share of the Portfolio represents an equal proportionate interest in the Portfolio. See "Description of Shares." No investment in shares of the Portfolio should be made without first reading the Portfolio's Prospectus. Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to the Portfolio. Newbold's Asset Management, Inc. ("Sub-Adviser") serves as the investment sub-adviser to the Portfolio. The Adviser and the Sub-Adviser are collectively referred herein as the "Advisers." Capitalized terms not defined herein are defined in the Portfolio's Prospectus.

DESCRIPTION OF PERMITTED INVESTMENTS

Illiquid Investments

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Advisers determine the liquidity of the Portfolio's investments and, through reports from the Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of the Portfolio's investments, Advisers may consider various factors including: (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features); and (5) the nature of the market place for trades (including the ability to assign or offset the Portfolio's rights and obligations relating to the investment). Investments currently considered by the Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven (7) days and over the-counter options. Also, the Advisers may determine some government-stripped fixed-rate mortgage backed securities are illiquid. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors. If, through a change in values, net assets or other circumstances, the Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investment Company Shares

The Portfolio may invest in shares of money market mutual funds, to the extent set forth under "Investment Limitations" below. Since such funds pay management fees and other expenses, shareholders of the Portfolio would indirectly pay both the Portfolio's expenses and the expenses of underlying funds with respect to the Portfolio's assets invested therein. Applicable regulations prohibit the Portfolio from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of the company; more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies.

Futures Contracts

Futures Transactions. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, the Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Portfolio expects to earn interest income on its initial and variation margin deposits.

The Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss.

While futures positions taken by the Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Limitations on Purchase and Sale of Futures Contracts. Portfolio will not purchase or sell futures contracts unless either (1) the futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Portfolio's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts by the Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by the Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures contracts, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., the Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisers monitor compliance with this requirement). Under all repurchase agreements entered into by the Portfolio, the Fund's custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

Restricted Securities

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Options

The Portfolio has no current intention, in the foreseeable future of utilizing options. However, the types of options transactions that the Portfolio is permitted to utilize are discussed below.

Writing Call Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

The Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. The Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

The Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

The Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. The Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable the Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security. The Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intend to purchase pending its ability to invest in an orderly manner in those securities. The Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

Securities Index Options. The Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. The Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by the Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Over-the-Counter Options. The Portfolio may enter into contracts with primary dealers with whom it may write over-the-counter options. Such contracts will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." The Portfolio has established standards of creditworthiness for these primary dealers, although the Portfolio may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which the Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

Risks of Transactions in Futures Contracts and Options

Futures. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by the Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by the Portfolio for hedging purposes is also subject to the Portfolio's ability to correctly predict movements in the direction of the market. It is possible that, when the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Options. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If the Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

INVESTMENT LIMITATIONS

Fundamental Policies

The Portfolio has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

The Portfolio may not:

1.       Acquire more than 10% of the voting securities of any one issuer.

2.       Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of its total assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

4. Make loans, except that the Portfolio, in accordance with the Portfolio's investment objectives and policies, may (i) purchase or hold debt instruments, and (ii) enter into repurchase agreements as described in the Portfolio's Prospectus and Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets, except (i) to secure temporary borrowings permitted by the Portfolio's limitation on permitted borrowings, or (ii) in connection with permitted transactions regarding options and futures contracts.

6. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodity contracts, except that this shall not prevent the Portfolio from: (i) investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein, pursuant to the Portfolio's investment objective and policies, and (ii) entering into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the total assets for the Portfolio (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under Commodity Futures Trading Commission regulations, may be excluded in computing the 5% limit. The Portfolio (as a matter of operating policy) will utilize only listed futures contracts and options thereon.

7. Make short sales of securities, maintain a short position or purchase securities except that the Portfolio may: (i) obtain short-term credits as necessary for the clearance of security transactions, and (ii) establish margin accounts as may be necessary in connection with the Portfolio's use of options and futures contracts.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with a permitted borrowing of money or pledging, mortgaging or hypothecating assets, as described in the Portfolio's limitation on borrowing money, the Portfolio's limitation on permitted borrowings and the Portfolio's limitation on pledging, mortgaging or hypothecating assets, or as permitted by rule, regulation or orders of the SEC.

11. Invest in interests in oil, gas or other mineral exploration or development programs.

12. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's total assets.

13. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry.

Non-Fundamental Policies

In addition to the foregoing, and the policies set forth in the Portfolio's Prospectus, the Portfolio has adopted additional investment restrictions which may be amended by the Board of Directors without a vote of shareholders.

The Portfolio may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

2. Purchase or sell puts, calls, straddles, spreads, and any combination thereof, if by reason thereof, the value of its aggregate investment in such classes of securities will exceed 5% of its total assets.

THE ADVISER

The Fund and Pilgrim Baxter & Associates, Ltd. have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement obligates the Adviser to: (1) provide a program of continuous investment management for the Portfolio in accordance with the Portfolio's investment objectives, policies and limitations; (2) make investment decisions for the Portfolio; and (3) place orders to purchase and sell securities for the Portfolio, subject to the supervision of the Board of Directors. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Fund. (See the Prospectuses for a description of expenses borne by the Fund.)

The Adviser is entitled to a fee which is calculated daily and paid monthly. The fees to be paid under the Advisory Agreement are set forth in the Prospectus. The Adviser has also agreed to waive or limit its advisory fees and to assume certain operating expenses of the Portfolio in order that the Portfolio's total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) be limited to 1.50%, as described in greater detail in the Prospectus.

The continuance of the Advisory Agreement with respect to the Portfolio after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement with respect to the Portfolio may be terminated: (i) at any time without penalty by the Fund upon the vote of a majority of the Directors or by vote of the majority of the outstanding voting securities of the Portfolio upon sixty (60) days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon sixty (60) days' written notice to the Fund. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

THE SUB-ADVISER

The Fund, on behalf of the Portfolio, and the Adviser have entered into a sub-advisory agreement ("Sub-Advisory Agreement") with Newbold's Asset Management, Inc. The Sub-Advisory Agreement provides certain limitations on the Sub-Adviser's liability, but also provides that the Sub-Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates the Sub-Adviser to: (1) manage the investment operations of the Portfolio and the composition of the Portfolio's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objective, policies and limitation; (2) provide supervision of the Portfolio's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Portfolio and what portion of the assets will be invested or held uninvested in cash; and (3) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement with respect to the Portfolio after the first two years must be specifically approved at least annually: (i) by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement with respect to the Portfolio may be terminated (i) by the Fund, without the payment of any penalty, by the vote of a majority of the Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than sixty (60) days' nor less than thirty (30) days' written notice to the other parties, or (iii) by the Sub-Adviser at any time, without the payment of any penalty, on ninety (90) days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940
Act).

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Fund and PBHG Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement") on July 1,1996, pursuant to which the Administrator oversees the administration of the business and affairs of the Fund, including services provided to it by various third parties. The Administrator was organized as a Pennsylvania business trust and has its principal place of business at 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each series of the Fund, including the Portfolio. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall remain in effect until December 31, 1998 and shall thereafter continue in effect for successive periods of one year, unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

The Fund, the Administrator and SEI Fund Resources (the "Sub-Administrator") entered into the Sub-Administrative Services Agreement ("Sub-Administrative Agreement") on July 1, 1996 pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Fund. Prior to July 1, 1996, the Sub-Administrator served as the administrator of the Fund. The Sub-Administrator is a wholly-owned subsidiary of SEI Financial Management Company ("SEI Financial"), which is a wholly-owned subsidiary of SEI Corporation ("SEI"). The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Under the Sub-Administrative Agreement, the Sub-Administrator is entitled to a fee from the Administrator, which is calculated daily and paid monthly, (i) at an annual rate of 0.07% of the average daily net assets of each series of the Fund, including the Portfolio, with respect to the first $2.5 billion of the total average daily net assets of the Fund; and (ii) at the annual rate of .025% of average daily net assets of each series of the Fund, including the Portfolio, with respect to the total average daily net assets of the Fund in excess of $2.5 billion. The Sub-Administrative Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement shall remain in effect until December 31, 1998 and shall thereafter continue in effect for successive periods of one year, unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Corporation, and the Fund are parties to a distribution agreement
(the "Distribution Agreement") dated July 1, 1996 pursuant to which the Distributor serves as principal underwriter for the Fund. The Distributor will receive no compensation for serving in such capacity.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than sixty (60) days' written notice by either party or upon assignment by the Distributor.

DIRECTORS AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Directors under the laws of the State of Maryland. The Directors and executive officers of the Fund and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The age of each Director and officer is indicated in the parenthesis.

JOHN R. BARTHOLDSON (51) - Director - Triumph Group Holdings, Inc. (manufacturing), 1255 Drummers Lane, Suite 200, Wayne, PA 19087-1590. Chief Financial Officer and Director, The Triumph Group Holdings, Inc. since 1992. Senior Vice President and Chief Financial Officer, Lukens, Inc., 1978-1992.

HAROLD J. BAXTER (50)* - Director - Chairman, Chief Executive Officer and Director, the Adviser, 1255 Drummers Lane, Suite 300, Wayne, PA 19087-1590. Trustee, the Administrator since May 1996 and Chief Executive Officer, Newbold's Asset Management, Inc., 950 Haverford Road, Bryn Mawr, PA 19010, since June 1996.

JETTIE M. EDWARDS (49) - Director - Syrus Associates, 76 Seaview Drive, Santa Barbara, California 93108. Consultant, Syrus Associates since 1986. Trustee, Provident Investment Counsel Trust (investment company) since 1992.

ALBERT A. MILLER (62) - Director - 7 Jennifer Drive, Holmdel, New Jersey 07733. Principal and Treasurer, JK Equipment Exporters since 1995. Advisor and Secretary, The Underwoman Shoppes Inc. (retail clothing stores) since 1980. Merchandising Group Vice President, R.H. Macy & Co. 1958-1995 (retired).

GARY PILGRIM (55) - President - President, Treasurer and Director, the Adviser since 1982. Trustee, the Administrator since May 1996.

SANDRA K. ORLOW (42) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1983 and SEI Financial since June 1996.

KEVIN P. ROBINS (35) - Vice President, Assistant Secretary - Senior Vice President, Secretary and General Counsel of SEI, the Sub-Administrator and the Distributor since 1994. Vice President and Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1992 and SEI Financial since June 1996. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

KATHRYN L. STANTON (37) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1994 and SEI Financial since June 1996. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

TODD CIPPERMAN (30) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1995 and SEI Financial since June 1996. Associate, Dewey Ballantine (law firm) 1994-1995, Associate, Winston & Strawn (law firm) 1991-1994.

JOSEPH LYDON (36) - Vice President, Assistant Secretary - Director of Business Administration, SEI since April, 1995. Vice President of Fund Group, Vice President of the

Advisor - Dreman Value Management, LP, President of Dreman Financial Services, Inc., 1989-1995.

BARBARA A. NUGENT (40) - Vice President, Assistant Secretary - Vice President and Assistant Secretary, SEI since April 1996. Associate, Drinker, Biddle & Reath (law firm), 1994-1996. Assistant Vice President, Delaware Service Company, Inc. (transfer agent), 1988-1993.

STEPHEN G. MEYER (31) - Chief Financial Officer and Controller - Director of Internal Audit and Risk Management at SEI Corporation since 1992. Senior Associate at Coopers & Lybrand, LLP (accounting firm), 1990-1992.

MICHAEL HARRINGTON (27) - Assistant Vice President - Mutual Fund Coordinator, the Adviser since 1994. Secretary, the Administrator since May 1996. Account Manager, SEI, 1991-1994.

LEE T. CUMMINGS (32) - Vice President - Director of Mutual Fund Operations, the Adviser since 1996. Treasurer, the Administrator since May 1996. Investment Accounting Officer, Delaware Group of Funds, 1994-1996. Vice President, Fund/Plan Services, Inc., 1992-1994. Assistant Vice President, Fund/Plan Services, Inc., 1990-1992.

BRIAN BEREZNAK (34) - Vice President and Assistant Secretary - Trustee and President, the Administrator since May 1996, Chief Operating Officer, the Adviser from 1989 through December 31, 1996.

JOHN M. ZERR (34) - Vice President - General Counsel and Secretary, the Adviser since November 1996. Vice President and Assistant Secretary, Delaware Management Company, Inc. and the Delaware Group of Funds, 1995-1996. Associate, Ballard Spahr Andrews & Ingersoll (law firm), 1987-1995.

DARLENE DEREMER (40) - Vice President - President, DeRemer Associates (financial consulting), 155 South Street, Wrentham, MA 02093 since 1987.

JANE A. KANTER (47) - Secretary - Partner, Katten Muchin & Zavis, 1025 Thomas Jefferson Street, N.W., East Lobby - Suite 700, Washington, D.C. 20007 (law firm) since 1994. Partner, Freedman Levy Kroll & Simonds (law firm), 1987-1994.

---------------------

*Mr. Baxter is a Director who may be deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.

Each current Director of the Fund who is not an "interested person" of the Fund is expected to receive the following compensation during the fiscal year ending March 31, 1998:


================================================================================================================================
                                                            Pension or
                                                            Retirement
                                     Aggregate               Benefits                                           Total
                                   Compensation           Accrued as Part         Estimated Annual          Compensation
      Name of Person,                  from                   of Fund              Benefits Upon            from the Fund
          Position                the Portfolio*             Expenses                Retirement          Paid to Directors*
--------------------------------------------------------------------------------------------------------------------------------
          John R.                less than $1,500               N/A                     N/A                    $29,000
        Bartholdson,
          Director
--------------------------------------------------------------------------------------------------------------------------------
     Harold J. Baxter,                  N/A                     N/A                     N/A                      N/A
         Director**
--------------------------------------------------------------------------------------------------------------------------------
     Jettie M. Edwards,          less than $1,500               N/A                     N/A                    $29,000
          Director
--------------------------------------------------------------------------------------------------------------------------------
     Albert A. Miller,           less than $1,500               N/A                     N/A                    $29,000
          Director
================================================================================================================================

-------------------
* The Fund is expected to pay approximately $29,000 to each Director who is not an "interested person" of the Fund for the fiscal year ending March 31, 1998. In addition, the Fund will compensate each committee member $500 for each committee meeting attended. The Portfolio is expected to pay its proportionate share of the total compensation, based on its total net assets relative to the total net assets of the Fund.

**Mr. Baxter is a Director who may be deemed to be an "interested person" of the Fund, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Fund.

As the Portfolio's initial shareholder, SEI Financial, 680 East Swedesford Road, Wayne, PA 19087-1658, holds all of the outstanding shares, both beneficially and of record, of the Portfolio as of the date of this Statement of Additional Information.

COMPUTATION OF YIELD

From time to time, the Portfolio may advertise yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

From time to time, the Portfolio may advertise total return. The total return of the Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:
P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Distributor on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Fund: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Portfolio are offered on a continuous basis.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of the Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the mean between the most recent bid and asked prices. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the mean between the most recent bid and asked prices. However, debt securities (other than short-term obligations) including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Fund, if any, are valued at their fair value as determined in good faith by the Board of Directors.

TAXES

The following is only a summary of certain income tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By maintaining its qualifications as a RIC, the Portfolio intends to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of anyone issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Portfolio owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that the Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

In certain cases, the Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

If the Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

State Taxes

Distributions by the Portfolio to shareholders and the ownership of shares maybe subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Advisers are authorized to select brokers and dealers to effect securities transactions for the Portfolio. The Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Advisers generally seek reasonably competitive commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Advisers seek to select brokers or dealers that offer the Portfolio best price and execution or other services which are of benefit to the Portfolio. Certain brokers or dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to the Portfolio's public offering price. In the case of securities traded in the over-the-counter market, the Advisers expect normally to seek to select primary market makers.

The Advisers may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Advisers. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Advisers will be in addition to and not in lieu of the services required to be performed by the Advisers under the Advisory Agreement. If, in the judgment of the Adviser, the Portfolio or other accounts managed by the Advisers will be benefitted by supplemental research services, the Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Advisers will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Advisers will find all of such services of value in advising the Portfolio.

It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolio's or the Fund's expenses. However, the Adviser may place orders for the purchase or sale of portfolio securities of the Portfolio with qualified broker-dealers that refer prospective shareholders to the Portfolio. The Directors, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Directors may determine, the Adviser may consider sales of the Portfolio's shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

The Board of Directors has adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by the Portfolio. The Code of Ethics allows trades to be made in securities that may be held by the Portfolio, however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information.

DESCRIPTION OF SHARES

The Fund is authorized to issue an unlimited number of shares of the Portfolio and to create additional portfolios of the Fund. Each share of the Portfolio represents an equal proportionate interest in the Portfolio with each other share. Shareholders are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Fund for shares of the Portfolio and all assets in which such consideration is invested belong to the Portfolio and would be subject to the liabilities related thereto.

                            PART C: OTHER INFORMATION

Item 24.          Financial Statements and Exhibit

(a)      Financial Statements:

         To be filed by amendment.

(b)      Exhibits:
         1(a)     Certificate of Incorporation(1)
         1(b)     Certificate of Amendment dated October 28, 1985(2)
         1(c)     Certificate of Amendment to Certificate of Incorporation(3)
         1(d)     Agreement and Articles of Merger of PBHG Growth Fund, Inc., a
                  Maryland corporation(5)
         1(e)     Articles of Incorporation of The PBHG Funds, Inc.(5)
         1(f)     Articles of Amendment to the Articles of Incorporation of The
                  PBHG Funds, Inc., dated November 12, 1993(6)
         1(g)     Articles of Amendment to the Articles of Incorporation of The
                  PBHG Funds, Inc. dated May 5, 1994(7)
         1(h)     Articles of Amendment of the Articles of Incorporation of The
                  PBHG Funds, Inc. dated December 28, 1995(12)
         1(i)     Articles Supplementary to the Articles of Incorporation of The
                  PBHG Funds, Inc. dated May 25, 1994(7)
         1(j)     Articles Supplementary to the Articles of Incorporation of The
                  PBHG Funds, Inc. dated December 5, 1994(8)
         1(k)     Articles Supplementary to the Articles of Incorporation of The
                  PBHG Funds, Inc. dated December 9, 1994(8)
         1(l)     Articles Supplementary to the Articles of Incorporation of The
                  PBHG Funds, Inc. with respect to the Advisers Class Shares dated December 28, 1995(12)
         1(m)     Articles Supplementary to the Articles of Incorporation of The
                  PBHG Funds, Inc. with respect to the PBHG Mid-Cap Growth Fund dated December 28, 1995(12)
         1(n)     Articles Supplementary to the Articles of Incorporation of The
                  PBHG Funds, Inc. with respect to an increase in number of
                  shares dated May 20, 1996(13)
         1(o)     Articles Supplementary to the Articles of Incorporation of THE
                  PBHG Funds, Inc. with respect to the PBHG Limited Fund dated
                  July 1, 1996(13)
         1(p)     Articles Supplementary to the Articles of Incorporation of The
                  PBHG Funds, Inc. with respect to the PBHG Large Cap 20 Fund dated September 6, 1996(13)
         1(q)     Articles Supplementary to the Articles of Incorporation of The
                  PBHG Funds, Inc. with respect to the PBHG Large Cap Value
                  Fund, Mid-Cap Value Fund and the Strategic Small Company Fund
                  dated October 2, 1996(14)
         1(r)     Articles Supplementary to the Articles of Incorporation of The
                  PBHG Funds, Inc. with respect to the PBHG Small Cap Value Fund dated January 31, 1997
         2        By-Laws(5)

         3        Voting trust agreement - none
         4        Specimen Common Stock Certificate(1)
         5(a)(1)  Investment Advisory Agreement dated April 28, 1995 and
                  Schedule A dated November 23, 1996(13)
         5(a)(2)  Investment Advisory Agreement dated April 28, 1995 and
                  Schedule A dated December 16, 1996(14)
         5(a)(3)  Investment Advisory Agreement dated April 28, 1995 and
                  Schedule A dated April __, 1997
         5(b)     Investment Sub-Advisory Agreement between and among The PBHG
                  Funds, Inc., on behalf of the PBHG Cash Reserves Fund, Pilgrim
                  Baxter & Associates, Ltd. and Wellington Management Company
                  dated April 4, 1995(12)
         5(c)     Investment Sub-Advisory Agreement between and among The PBHG
                  Funds, Inc., on behalf of the International Fund, Pilgrim
                  Baxter & Associates, Ltd. and Murray Johnstone International
                  Limited dated June 30, 1995(12)
         5(d)(1)  Investment Sub-Advisory Agreement between and among The PBHG
                  Funds, Inc., on behalf of PBHG Large Cap Value Fund, Pilgrim
                  Baxter & Associates, Ltd. and Newbold's Asset Management, Inc.
                  dated December 16, 1996
         5(d)(2)  Form of Investment Sub-Advisory Agreement between and among
                  The PBHG Funds, Inc., on behalf of PBHG Mid-Cap Value Fund,
                  Pilgrim Baxter & Associates, Ltd. and Newbold's Asset
                  Management, Inc. dated December __, 1996(14)
         5(d)(3)  Investment Sub-Advisory Agreement between and among The PBHG
                  Funds, Inc., on behalf of PBHG Strategic Small Company Fund,
                  Pilgrim Baxter & Associates, Ltd. and Newbold's Asset
                  Management, Inc. dated December 16, 1996
         5(d)(4)  Form of Investment Sub-Advisory Agreement between and among
                  The PBHG Funds, Inc., on behalf of PBHG Small Cap Value Fund,
                  Pilgrim Baxter & Associates, Ltd. and Newbold's Asset
                  Management, Inc. dated April __, 1997
         6(a)(1)  Distribution Agreement between The PBHG Funds, Inc., and SEI
                  Financial Services Company dated July 1, 1996 and Schedule A dated December 16, 1996(14)
         6(a)(2)  Distribution Agreement between The PBHG Funds, Inc. and SEI
                  Financial Services Company dated July 1, 1996 and Schedule A dated April __, 1997
         6(b)     Copy of Selling Group Agreement(4)
         7        Bonus, profit sharing or pension plans - none
         8(a)     Custodian Agreement between The PBHG Funds, Inc., on behalf of the International Fund, and The Northern Trust Company(6)

         8(b)     Custodian Agreement between The PBHG Funds, Inc. and
                  CoreStates Bank, N.A. dated September __, 1996 and Schedule A dated December 16, 1996(14)
         8(c)     Custodian Agreement between The PBHG Funds, Inc. and
                  CoreStates Bank, N.A. dated September ___, 1996 and Schedule A dated April __, 1997
         9(a)     Transfer Agency Agreement between Registrant and Supervised
                  Service Company dated December 16, 1993(6)
         9(b)(1)  Administrative Services Agreement between The PBHG Funds, Inc.
                  and PBHG Fund Services dated July 1, 1996 and Exhibit A dated
                  December 16, 1996(14)
         9(b)(2)  Administrative Services Agreement between The PBHG Funds, Inc.
                  and PBHG Fund Services dated July 1, 1996 and Exhibit A dated
                  April __, 1997
         9(c)(1)  Sub-Administrative Services Agreement by and among The PBHG
                  Funds, Inc., PBHG Fund Services, and SEI Fund Resources dated
                  July 1, 1996 and Schedule A dated December 16, 1996(14)
         9(c)(2)  Sub-Administrative Services Agreement by and among The PBHG
                  Funds, Inc., PBHG Fund Services, and SEI Fund Resources dated
                  July 1, 1996 and Schedule A dated April __, 1997
         9(d)(1)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Core Growth Fund and Pilgrim Baxter &
                  Associates, Ltd. dated September 24, 1996(14)
         9(d)(2)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Limited Fund and Pilgrim Baxter & Associates,
                  Ltd. dated September 24, 1996(14)
         9(d)(3)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Large Cap 20 Fund and Pilgrim Baxter &
                  Associates, Ltd. dated November 24, 1996
         9(d)(4)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Large Cap Value Fund and Pilgrim Baxter &
                  Associates, Ltd. dated December 16, 1996
         9(d)(5)  Form of Expense Limitation Agreement between The PBHG Funds,
                  Inc. on behalf of PBHG Mid-Cap Value Fund and Pilgrim Baxter &
                  Associates, Ltd. dated December __, 1996(14)
         9(d)(6)  Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Strategic Small Company Fund and Pilgrim Baxter
                  & Associates, Ltd. dated December 16, 1996
         9(d)(7)  Form of Expense Limitation Agreement between The PBHG Funds,
                  Inc. on behalf of PBHG Small Cap Value Fund and Pilgrim Baxter
                  & Associates, Ltd. dated April __, 1997
         10(a)    Opinion of Counsel(5)
         10(b)    Opinion of Counsel with respect to the legality of the shares of the PBHG Core Growth Fund(12)

         10(c)    Opinion of Counsel with respect to the legality of the shares of the PBHG Limited Fund(12)
         10(d)    Opinion of Counsel with respect to the legality of the shares of the PBHG Large Cap 20 Fund(13)
         10(e)    Opinion of Counsel with respect to the legality of the shares of the PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund and
                  PBHG Strategic Small Company Fund(14)
         10(f)    Opinion of Counsel with respect to the legality of the shares of the PBHG Small Cap Value Fund
         11       Consent of Independent Public Accountants(12)
         12       Financial Statements omitted from Part B - none
         13       Letter from Philadelphia Life Insurance Company to the
                  Registrant with respect to the initial capitalization of the
                  Registrant(2)
         14(a)    Southwestern Life Insurance Company Defined Benefit Pension
                  Plan and Trust(1)
         14(b)    Adoption Agreement for Southwestern Life Insurance Company
                  Standardized Integrated Defined Benefit Pension Plan and Trust
                  (with Pairing Provisions)(1)
         14(c)    Adoption Agreement for Southwestern Life Insurance Company
                  Standardized Non-Integrated Defined Benefit Pension Plan and
                  Trust (with Pairing Provisions)(1)
         14(d)    Adoption Agreement for Southwestern Life Insurance Company
                  Non-Standardized Integrated Defined Benefit Pension Plan and
                  Trust(1)
         14(e)    Adoption Agreement for Southwestern Life Insurance Company
                  Non-Standardized Non-Integrated Defined Benefit Pension Plan
                  and Trust(1)
         14(f)    Southwestern Life Insurance Company Combination Profit
                  Sharing-Money Purchase Plan and Trust(1)
         14(g)    Adoption Agreement for Southwestern Life Insurance Company
                  Standardized Money Purchase Plan and Trust (with Pairing
                  Provisions)(1)
         14(h)    Adoption Agreement for Southwestern Life Insurance Company
                  Standardized Profit Sharing Plan and Trust (with Pairing
                  Provisions)(1)
         14(i)    Adoption Agreement for Southwestern Life Insurance Company
                  Non-Standardized Money Purchase Plan and Trust(1)
         14(j)    Adoption Agreement for Southwestern Life Insurance Company
                  Non-Standardized Profit Sharing Plan and Trust(1)
         14(k)    Form 5305, Simplified Employee Pension-Individual Retirement
                  Accounts Contribution Agreement(1)
         14(l)    Form 5305-A, Individual Retirement Custodial Account(1)
         14(m)    Southwestern Life Insurance Company Tax Deferred Annuity
                  Program Custodial Agreement(1)
         14(n)    Amendment to Application for Investment Plans under a
                  403(b)(7) Plan(9)
         15       Plan pursuant to Rule 12b-1 with respect to Trust Class
                  Shares(10)

         16       Schedule for computation of Performance Quotation provided in the Registration Statement - none for the PBHG Small Cap Value
                  Fund
         18       Rule 18f-3 Multiple Class Plan dated November 20, 1995 and
                  Schedule A dated April ___, 1997
         24(a)    Power of Attorney(11)
         24(b)    Power of Attorney(13)
         27       Financial Data Schedule(12)


         ---------------
         (1)      Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         (2)      Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         (3)      Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         (4)      Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         (5)      Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         (6)      Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         (7)      Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         (8)      Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         (9)      Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         (10)     Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         (11)     Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         (12)     Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         (13)     Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

         (14)     Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's
                  Registration Statement on Form N-1A (File No. 2-99810).

Item 25.          Persons Controlled by or under Common Control with Registrant

There are no persons that are controlled by or under common control with the Registrant.

Item 26.          Number of Holders of Securities


         As of December 31, 1996:

         Title of Class                              Number of Record Holders

PBHG Class

PBHG Growth Fund                                               238,728
PBHG Emerging Growth Fund                                       79,672
PBHG International Fund                                          3,426
PBHG Large Cap Growth Fund                                       9,840
PBHG Select Equity Fund                                         32,615
PBHG Cash Reserves Fund                                         11,844
PBHG Technology & Communications Fund                           23,225
PBHG Core Growth Fund                                           31,156
PBHG Large Cap 20 Fund                                           5,564
PBHG Large Cap Value Fund                                            1
PBHG Limited Fund                                               11,856
PBHG Strategic Small Company Fund                                    1
PBHG Small Cap Value Fund                                            0

Trust Class                                                          1

PBHG Growth Fund

Item 27.          Indemnification

     The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

         The By-Laws of the Registrant include the following:

                                   ARTICLE VI

                                 Indemnification
                                 ---------------

                   "The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and
                   (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions nor such further indemnification arrangement as may be permitted by law."

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

Item 28.  Business and Other Connections of Investment Adviser:

         Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:



Name and Position with
Pilgrim Baxter  &                                                         Connection with Other
Associates, Ltd.                        Name of Other Company                    Company
----------------                        ---------------------                    -------

Harold J. Baxter                          PBHG Fund Services                     Trustee
Director, Chairman & Chief
Executive Officer                      United Asset Management               Member, Board of
                                             Corporation                        Directors

                                           Newbold's Asset               Chief Executive Officer
                                           Management, Inc.

Gary L. Pilgrim                           PBHG Fund Services                     Trustee
Director, President,
Treasurer & Chief
Investment Officer

Brian F. Bereznak                         PBHG Fund Services              President and Trustee
Chief Operating Officer
(from 1989 through 1996)



Eric C. Schneider                 Newbold's Asset                      Chief Financial Officer
Chief Financial Officer          Management, Inc.


Business and Other Connections of Sub-Advisers:
-----------------------------------------------




Name and Position with
Newbold's Asset                       Name of Other
Management, Inc.                      Company                Connection with Other Company
----------------                      -------                -----------------------------

Harold J. Baxter                    Pilgrim Baxter &           Director, Chairman & Chief
Chief Executive Officer             Associates, Ltd.               Executive Officer

                                       PBHG Fund                        Trustee
                                        Services

                                        United Asset                  Member, Board of
                                         Management                      Directors
                                        Corporation

Brian F. Bereznak                     Pilgrim Baxter &            Chief Operating Officer
Director                              Associates, Ltd.            (from 1989 through 1996)

                                          PBHG Fund                President and Trustee
                                          Services

Gary L. Pilgrim                       Pilgrim Baxter &        Director, President, Treasurer &
Director                              Associates, Ltd.            Chief Investment Officer

                                         PBHG Fund                        Trustee
                                          Services

Timothy M. Havens                           None                            None
Chairman

James Farrell                         Farrell Seiwell,                   President
Chief Investment Officer                    Inc.

David W. Jennings                     Pilgrim Baxter &           Director of Client Service
President & Chief                     Associates, Ltd.
Operating Officer

Eric C. Schneider                     Pilgrim Baxter &            Chief Financial Officer
Chief Financial Officer               Associates, Ltd.


         The list required by this Item 28 of officers and directors of Murray Johnstone International Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Murray Johnstone International Limited pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-34926).

         The list required by this Item 28 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15908).


Item 29.          Principal Underwriters

         (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

             Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:


SEI Liquid Asset Trust                       November 29, 1982

SEI Tax Exempt Trust                         December 3, 1982

SEI Index Funds                              July 10, 1985

SEI Institutional Managed Trust              January 22, 1987

SEI International Trust                      August 30, 1988

Stepstone Funds                              January 30, 1991

The Advisors' Inner Circle Fund              November 14, 1991

The Pillar Funds                             February 28, 1992

CUFund                                       May 1, 1992

STI Classic Funds                            May 29, 1992

CoreFunds, Inc.                              October 30, 1992

First American Funds, Inc.                   November 1, 1992

First American Investment Funds, Inc.        November 1, 1992

The Arbor Fund                               January 28, 1993

1784 Funds (R)                               June 1, 1993

MarquisSM Funds                              August 17, 1993

Morgan Grenfell Investment Trust             January 3, 1994

Inventor Funds, Inc.                         August 1, 1994

The Achievement Funds Trust                  December 27, 1994

Bishop Street Funds                          January 27, 1995

CrestFunds, Inc.                             March 1, 1995

STI Classic Variable Trust                   August 18, 1995

Ark Funds                                    November 1, 1995

Monitor Funds                                January 11, 1996

FMB Funds, Inc.                              March 1, 1996

SEI Asset Allocation Trust                   April 1, 1996

Turner Funds                                 April 30, 1996

SEI Institutional Investments Trust          June 14, 1996

First American Strategy Funds, Inc.          October 1, 1996


SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B.


                                                                 Position and
Name and Principal                                               Offices with
Business Address       Position and Office with Underwriter      Registrant
----------------       ------------------------------------      ----------

Alfred P. West, Jr.    Director, Chairman & Chief Executive           -
                       Officer

Henry H. Greer         Director, President & Chief Operating          -
                       Officer

Carmen V. Romeo        Director, Executive Vice President &           -
                       Treasurer

                                                                 Position and
Name and Principal                                               Offices with
Business Address       Position and Office with Underwriter      Registrant
----------------       ------------------------------------      ----------

Gilbert L. Beebower    Executive Vice President                      -

Richard B. Lieb        Executive Vice President, President -         -
                       Investment Services Division

Leo J. Dolan, Jr.      Senior Vice President                         -

Carl A. Guarino        Senior Vice President                         -

Jerome Hickey          Senior Vice President                         -

Larry Hutchinson       Senior Vice President

David G. Lee           Senior Vice President                         -

Steven Kramer          Senior Vice President                         -

William Madden         Senior Vice President                         -

Jack May               Senior Vice President

A. Keith McDowell      Senior Vice President                         -

Dennis J. McGonigle    Senior Vice President                         -

Hartland J. McKeown    Senior Vice President                         -

Barbara J. Moore       Senior Vice President                         -

James V. Morris        Senior Vice President                         -

Steven Onofrio         Senior Vice President                         -

Kevin P. Robins        Senior Vice President, General Counsel &   Vice President
                       Secretary                                  & Assistant
                                                                  Secretary

Robert Wagner          Senior Vice President                          -

Patrick K. Walsh       Senior Vice President                          -

Kenneth Zimmer         Senior Vice President                          -

Marc H. Cahn           Vice President & Assistant Secretary

Robert Crudup          Vice President & Managing Director             -

Vic Galef              Vice President & Managing Director             -

Kim Kirk               Vice President & Managing Director             -

John Krzeminski        Vice President & Managing Director             -

                                                                 Position and
Name and Principal                                               Offices with
Business Address       Position and Office with Underwriter      Registrant
----------------       ------------------------------------      ----------



Carolyn McLaurin       Vice President &Managing Director              -

Donald Pepin           Vice President & Managing Director             -

Mark Samuels           Vice President & Managing Director             -

Wayne M. Withrow       Vice President & Managing Director             -

Mick Duncan            Vice President & Team Leader                   -

Vicki Malloy           Vice President & Team Leader                   -

Robert Aller           Vice President                                 -

Gordon W. Carpenter    Vice President                                 -

Todd Cipperman         Vice President & Assistant Secretary           -

Ed Daly                Vice President                                 -

Jeff Drennen           Vice President                                 -

Kathy Heilig           Vice President                                 -

Michael Kantor         Vice President                                 -

Samuel King            Vice President                                 -

Donald H. Korytowski   Vice President                                 -

Robert S. Ludwig       Vice President & Team Leader                   -

W. Kelso Morrill       Vice President                                 -

Barbara A. Nugent      Vice President & Assistant Secretary     Vice President
                                                                & Assistant
                                                                Secretary

Sandra K. Orlow        Vice President & Assistant Secretary     Vice President
                                                                & Assistant
                                                                Secretary

Larry Pokora           Vice President                                -

Kim Rainey             Vice President                                -

Paul Sachs             Vice President                                -

Steve Smith            Vice President                                -

Daniel Spaventa        Vice President                                -

                                                                 Position and
Name and Principal                                               Offices with
Business Address       Position and Office with Underwriter      Registrant
----------------       ------------------------------------      ----------

Kathryn L. Stanton     Vice President & Assistant Secretary     Vice President
                                                                & Assistant
                                                                Secretary

William Zawaski        Vice President                                -

James Dougherty        Director of Brokerage Services                -


   c.  None.

Item 30.   Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

         CoreStates Bank, N.A.              The Northern Trust Company
         Broad and Chestnut Streets         50 South LaSalle Street
         P.O. Box 7618                      Chicago, IL 60675
         Philadelphia, PA 19101

(b)      With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

         SEI Fund Resources
         One Freedom Valley Road
         Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

         Pilgrim Baxter & Associates, Ltd.  Murray Johnstone
         1255 Drummers Lane, Suite 300      International Limited
         Wayne, PA  19087                   11 West Nile Street
                                            Glasgow, Scotland G12PX

         Wellington Management Company       Newbold's Asset Management, Inc.
         75 State Street                     950 Haverford Road
         Boston, MA 02109                    Bryn Mawr, PA 19010

Item 31.     Management Services:  None.

Item 32.     Undertakings

             Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of their desire to communicate with Shareholders of the Fund, the Directors will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

             Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

             Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

             Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the PBHG Small Cap Value Fund of the Registrant or the effective date of Post-Effective Amendment No. 27 to the Registrant's 1933 Act Registration Statement.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post Effective Amendment No. 27 to Registration Statement No. 2-99810 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 5th day of February, 1997.

                                    THE PBHG FUNDS, INC.
                                           Registrant

                                    By: /s/ Harold J. Baxter
                                        ----------------------------------------
                                            Harold J. Baxter
                                            Chairman and Chief Executive Officer
ATTEST:


/s/ Brian F. Bereznak
---------------------
Brian F. Bereznak, Vice President
and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Harold J. Baxter       Chairman and Chief
--------------------       Executive Officer,
Harold J. Baxter           and Director                    February 5, 1997


       *                   Director
--------------------                                       --------------
John R. Bartholdson

       *                   Director
--------------------                                       --------------
Jettie M. Edwards

       *                   Director
--------------------                                       --------------
Albert A. Miller

       *                   Chief Financial                 --------------
--------------------       Officer and Controller
Stephen G. Meyer

* By: /s/ Harold J. Baxter                                 February 5, 1997
      --------------------

      Harold J. Baxter
      (Attorney-in-Fact)

                                  EXHIBIT LIST


                                                               Sequentially
Exhibit Number    Description                                  Numbered Pages
--------------    -----------                                  --------------

    1(r)          Articles Supplementary to the Articles
                  of Incorporation of The PBHG Funds,
                  Inc. with respect to the PBHG Small Cap
                  Value Fund dated January 31, 1997

    5(a)(3)       Investment Advisory Agreement dated
                  April 28, 1995 and Schedule A dated
                  April __, 1997

    5(d)(1)       Investment Sub-Advisory Agreement
                  between and among PBHG Funds, Inc.,
                  on behalf of PBHG Large Cap Value
                  Fund, Pilgrim Baxter & Associates,
                  Ltd. and Newbold's Asset Management,
                  Inc. dated December 16, 1996

    5(d)(3)       Investment Sub-Advisory Agreement
                  between and among PBHG Funds, Inc.,
                  on behalf of PBHG Strategic Small
                  Company Fund, Pilgrim Baxter &
                  Associates, Ltd. and Newbold's Asset
                  Management, Inc. dated December 16,
                  1996

    5(d)(4)       Form of Investment Sub-Advisory
                  Agreement between and among PBHG
                  Funds, Inc., on behalf of PBHG Small
                  Cap Value Fund, Pilgrim Baxter &
                  Associates, Ltd. and Newbold's Asset
                  Management, Inc. dated April __, 1997

    6(a)(2)       Distribution Agreement between The
                  PBHG Funds, Inc. and SEI Financial
                  Services Company dated July 1, 1996
                  and Exhibit A dated April __, 1997

    8(c)          Custodian Agreement between The
                  PBHG Funds, Inc. and CoreStates Bank
                  N.A. dated September __, 1996 and
                  Schedule A dated April __, 1997

                                                               Sequentially
Exhibit Number    Description                                  Numbered Pages
--------------    -----------                                  --------------


  9(b)(2)        Administrative Services Agreement
                 between The PBHG Funds, Inc., and
                 PBHG Fund Services dated July 1,
                 1996 and Exhibit A dated April __,
                 1997

  9(c)(2)        Sub-Administrative Services
                 Agreement between The PBHG Funds,
                 Inc., and SEI Fund Resources dated
                 July 1, 1996 and Schedule A dated
                 April __, 1997

  9(d)(3)        Expense Limitation Agreement between
                 The PBHG Funds, Inc. on behalf of
                 PBHG Large Cap 20 Fund and Pilgrim
                 Baxter & Associates, Ltd. dated
                 November 24, 1996

  9(d)(4)        Expense Limitation Agreement between
                 the PBHG Funds, Inc. on behalf of The
                 PBHG Large Cap Value Fund and
                 Pilgrim Baxter & Associates, Ltd. dated
                 December 16, 1996

  9(d)(6)        Expense Limitation Agreement between
                 The PBHG Funds, Inc. on behalf of the
                 PBHG Strategic Small Company Fund
                 and Pilgrim Baxter & Associates, Ltd.
                 dated December 16, 1996

  9(d)(7)        Form of Expense Limitation Agreement
                 between The PBHG Funds, Inc. on
                 behalf of PBHG Small Cap Value Fund
                 and Pilgrim Baxter & Associates, Ltd.
                 dated April __, 1997

  10(f)          Opinion of Counsel with respect to the
                 legality of the shares of the PBHG
                 Small Cap Value Fund being registered

  18             Rule 18f-3 Multiple Class Plan dated
                 November 20, 1995 and Schedule A
                 dated April __, 1997.